Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies - Components of Basic and Diluted Net Income (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Organization And Summary Of Significant Accounting Policies [Line Items]
Net income available for KONAMI CORPORATION stockholders	¥ 13,174	¥ 23,012	¥ 12,934
Weighted-average common shares outstanding	138,619,128	138,433,751	134,065,450
Common stock and common stock equivalents	138,619,128	138,433,751	134,065,450
Net income attributable to KONAMI CORPORATION stockholders per common share:
Net income attributable to KONAMI CORPORATION stockholders per common share, Basic	¥ 95.04	¥ 166.23	¥ 96.48
Net income attributable to KONAMI CORPORATION stockholders per common share, Diluted	¥ 95.04	¥ 166.23	¥ 96.48